Contract Liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities
	December 31, 2025	June 30, 2025
	RM	RM

Balance as of July 1	-	-
Deposit from customer	34,460,000	-
Balance as of December 31/ June 30	34,460,000	-

Within 12 months	34,460,000	-
Beyond 12 months	-	-
	34,460,000	-